Income taxes - Deferred Taxes Resulting From Temporary Differences (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	$ (4,574)	$ (3,704)
Income statement	(188)	(226)
Business acquisitions	(43)	(4)
Other comprehensive income	(73)	(677)
Deficit	(7)	30
Reclassified to liabilities held for sale		5
Other	16	2
Deferred tax liability (asset)	(4,869)	(4,574)
NON- CAPITAL LOSS CARRY- FORWARDS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	63	69
Income statement	(4)	(10)
Business acquisitions	1	4
Deferred tax liability (asset)	60	63
POST- EMPLOYMENT BENEFIT PLANS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	(466)	185
Income statement	15	2
Other comprehensive income	(151)	(653)
Deferred tax liability (asset)	(602)	(466)
INDEFINITE- LIFE INTANGIBLE ASSETS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	(1,701)	(1,717)
Income statement	(40)	16
Business acquisitions	(26)
Deferred tax liability (asset)	(1,767)	(1,701)
PROPERTY, PLANT AND EQUIPMENT AND FINITE- LIFE INTANGIBLE ASSETS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	(2,417)	(2,175)
Income statement	(307)	(253)
Business acquisitions	(21)	(9)
Deficit		16
Reclassified to liabilities held for sale		4
Deferred tax liability (asset)	(2,745)	(2,417)
OTHER
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	(53)	(66)
Income statement	148	19
Business acquisitions	3	1
Other comprehensive income	78	(24)
Deficit	(7)	14
Reclassified to liabilities held for sale		1
Other	16	2
Deferred tax liability (asset)	$ 185	$ (53)